Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of September 30, 2013 and December 31, 2012:

	SEPTEMBER 30, 2013	DECEMBER 31, 2012
Laboratory and office equipment	$3	$2
Computer equipment	38	32
Furniture	2	2

Total property and equipment	43	36
Less: Accumulated depreciation	(22)	(17)

Property and equipment, net	$21	$19

Property and equipment consisted of the following as of December 31, 2011 and 2012:

	DECEMBER 31,
	2011	2012

Laboratory and office equipment	$2	$2
Computer equipment	23	32
Furniture	2	2

Total property and equipment	27	36
Less: Accumulated depreciation	(4)	(17)

Property and equipment, net	$23	$19